Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Tortoise Acquisition Corp. II [Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of restatement on balance sheets, statements of operations and statements of cash flows
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,381,148	$—	$346,381,148
Liabilities and stockholders’ equity
Total current liabilities	$137,841	$—	$137,841
Deferred legal fees	150,000		150,000
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	45,192,150	45,192,150
Total liabilities	12,362,841	45,192,150	57,554,991
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	329,018,300	(45,192,150)	283,826,150
Stockholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	160	452	612
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,362,606	27,679,338	33,041,944
Accumulated deficit	(363,622)	(27,679,790)	(28,043,412)
Total stockholders’ equity	5,000,007	—	5,000,007
Total liabilities and stockholders’ equity	$346,381,148	$—	$346,381,148
	Period From July 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(363,622)	$—	$(363,622)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(27,068,170)	(27,068,170)
Financing costs	—	(611,620)	(611,620)
Net gain from investments held in Trust Account	—	—	—
Total other (expense) income	—	(27,679,790)	(27,679,790)
Net loss	$(363,622)	$(27,679,790)	$(28,043,412)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,500,000	—	34,500,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000	—	8,625,000
Basic and Diluted net loss per Class B share	$(0.04)	—	$(3.25)
	Period From July 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(363,622)	$(27,679,790)	$(28,043,412)
Adjustment to reconcile net loss to net cash used in operating activities	73,163	27,679,790	27,752,953
Net cash used in operating activities	(685,943)	—	(685,943)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,608,766	—	346,608,766
Net change in cash	$922,823	$—	$922,823